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            Annual Notice of Securities Sold Pursuant to Rule 24F-2


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2




1.    Name and address of issuer:

         Triumph Funds, Inc.
         1501 Reedsdale Street,
         Suite 3002
         Pittsburgh, PA  15223

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

         Series A Common Stock - Penn Asset Allocation Fund

3.    Investment Company Act File Number:  811-6254
      Securities Act File Number:          33-39574

4(a)  Last day of fiscal year for which this notice is filed:

         September 30, 1997

4(b) Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)  Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)     Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                                       $ 0
                                                                   -----
      (ii)    Aggregate price of securities redeemed
              or repurchased during the fiscal year:  $7,165
                                                       -----

     (iii)    Aggregate price of securities redeemed
              or repurchased during the prior fiscal
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              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable to the
              Commission:                              $530,469
                                                        -------
      (iv)    Total available redemption credits [add
              Items 5(ii) and 5(iii))                        $537,634
                                                              -------
      (v)     Net sales  if Item 5(i) is greater
              than greater than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                   $  0
                                                                  ------
      (vi)    Redemption credits available for use in
              future years  if Item 5(i) is less
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i):                          $537,634
                                                        -------

      (vii)   Multiplier for determining registration
              fee (See Instruction C.9):                         x1/3300
                                                                  ------

      (viii)  Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if no
              fee is due):                                       =$  0
                                                                  =====

6.    Prepaid Shares


      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act Of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________ .

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$  0
                                                                        --------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7):
                                                                         =$ 0
                                                                           =====

9.    Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:                  N/A

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      Method of Delivery:

         Wire Transfer

         Mail or other means



                                  SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) * /s/ Timothy Gabriel
                          -----------------------------
                          Timothy Gabriel, President
                          -----------------------------

Date: December 29, 1997

  * Please print the name and title of the signing officer below the signature.

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